Goodwill and Intangible Assets - Intangible Assets and Related Accumulated Amortization (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets By Major Class [Line Items]
Gross Carrying Amount	$ 437	$ 430
Net Carrying Amount	293	298
Finite Lived Intangible Assets [Member]
Intangible Assets By Major Class [Line Items]
Gross Carrying Amount	173	166
Accumulated Amortization	(144)	(132)
Net Carrying Amount	29	34
Finite Lived Intangible Assets [Member] | Customer Relationships [Member]
Intangible Assets By Major Class [Line Items]
Gross Carrying Amount	67	67
Accumulated Amortization	(58)	(47)
Net Carrying Amount	9	20
Finite Lived Intangible Assets [Member] | Developed Technology And Other Intangible Assets [Member]
Intangible Assets By Major Class [Line Items]
Gross Carrying Amount	106	99
Accumulated Amortization	(86)	(85)
Net Carrying Amount	20	14
Indefinite Lived Intangible Assets [Member] | Trademarks [Member]
Intangible Assets By Major Class [Line Items]
Gross Carrying Amount	264	264
Net Carrying Amount	$ 264	$ 264